REGULATORY FRAMEWORK (Details 4)	12 Months Ended
Dec. 31, 2022
Remuneration For Guaranteed Power Capacity To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
[custom:WithAvailabilityCommitmentsPeriod]	Summer – Winter
Additional Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
[custom:WithAvailabilityCommitmentsPeriod]	Summer – Winter
Additional Remuneration To Thermal Generators [Member] | Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	45,000
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 31/20	22,500
Additional Remuneration To Thermal Generators [Member] | Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	58,050
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 440/21	29,025
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	83,012
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	41,506
Additional Remuneration To Thermal Generators [Member] | Additional Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	9,675
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	13,835
Remuneration For Guaranteed Power Capacity To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:WithAvailabilityCommitmentsPeriod]	Fall - Spring
Additional Remuneration To Thermal Generators 1 [Member] | Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	7,500